Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories
Schedule of inventories

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Raw materials and consumables	$113,128	$126,046
Inventories in process	58,806	65,016
Finished goods	29,178	37,291
Total inventories	$201,112	$228,353